Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Madison Investment Advisors, Inc.
Address: 550 Science Drive, Madison, WI 53711
Form 13F File Number: 28-03477

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Scottsdale, Arizona
May 10, 2004

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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Form 13F Summary Page

Report Summary:

Number of Other Included Managers: None (but see below)

Form 13F Information Table Entry Total: 78
Form 13F Information Table Value Total: $2,584,168 (thousands)

List of Other Included Managers: None
  Note that this filing by Madison Investment Advisors, Inc.
  includes its separately registered investment advisor subsidiary:
     Madison Mosaic, LLC d/b/a Mosaic Funds
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
                                TITLE                       FORM 13F INFORMATION TABLE
                                 OF                  VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE  SHARED    NONE
------------------------------ ---------- --------- -------- -------- --- ---- ------- ---------- ------ -------- ------
Altria Group                   COM         02209s103      381    7000 SH       SOLE                                  7000
American International Group   COM         026874107    93726 1313605 SH       SOLE                1211756         101849
Amgen, Inc.                    COM         031162100      550    9450 SH       SOLE                   9450
Automatic Data Processing      COM         053015103    65423 1557699 SH       SOLE                1481156          76543
Bankamerica Corp               COM         060505104      510    6300 SH       SOLE                   6300
Baxter International           COM         071813109    58120 1881525 SH       SOLE                1782690          98835
Bed Bath Beyond Inc            COM         075896100      281    6700 SH       SOLE                   6700
Bellsouth Corp                 COM         079860102      363   13100 SH       SOLE                  13100
Berkshire Hathaway Inc Class A COM         084670108      560       6 SH       SOLE                      6
Berkshire Hathaway Inc. Del Cl COM         084670207    93271   29981 SH       SOLE                  27101           2880
Best Buy Company               COM         086516101      279    5400 SH       SOLE                   5400
Boeing                         COM         097023105      277    6750 SH       SOLE                                  6750
Bristol-Myers Squibb           COM         110122108     2153   88854 SH       SOLE                  34127          54727
Charter One Fin Inc.           COM         160903100    88895 2514001 SH       SOLE                2313316         200685
Cisco Systems, Inc.            COM         17275R102     1645   69800 SH       SOLE                  28205          41595
Citigroup, Inc.                COM         172967101     1020   19733 SH       SOLE                  19733
Colgate Palmolive Co.          COM         194162103      331    6000 SH       SOLE                   6000
Comcast, Corp. - Cl A          COM         20030N101      492   17095 SH       SOLE                  17095
Comcast, Corp. - Special Cl A  COM         20030N200    61241 2198973 SH       SOLE                1962463         236510
Costco Wholesale Corp          COM         22160K105    86193 2291762 SH       SOLE                2082364         209398
Del Monte Foods Co.            COM         24522P103     5898  524245 SH       SOLE                 226315         297930
Dover Corp.                    COM         260003108    63331 1633504 SH       SOLE                1479864         153640
Ethan Allen Interiors          COM         297602104     3858   93500 SH       SOLE                  43075          50425
Expeditors International Wash  COM         302130109     4591  116652 SH       SOLE                  55632          61020
Family Dollar Stores           COM         307000109      280    7800 SH       SOLE                   7800
First Data Corp                COM         319963104    92999 2205864 SH       SOLE                1979924         225940
Fox Entertainment              COM         35138T107      252    9300 SH       SOLE                   9300
Freddie Mac                    COM         313400301    86006 1456252 SH       SOLE                1326158         130094
General Electric               COM         369604103     1082   35456 SH       SOLE                  35456
Hewitt Associates Inc          COM         42822q100     6086  190140 SH       SOLE                  88675         101465
IBM                            COM         459200101      475    5168 SH       SOLE                   2584           2584
IDT Corp.                      COM         448947101     2210  111240 SH       SOLE                 103260           7980
Interactivecorp                COM         45840Q101    60632 1916909 SH       SOLE                1728599         188310
Intuit, Inc.                   COM         461202103     1939   43440 SH       SOLE                  40250           3190
Johnson & Johnson              COM         478160104    92866 1830955 SH       SOLE                1662261         168694
Kemet Corp.                    COM         488360108     1962  136840 SH       SOLE                 127245           9595
Kohls Corp                     COM         500255104      304    6300 SH       SOLE                   6300
Kraft Foods, Inc - A           COM         50075N104    90292 2820755 SH       SOLE                2586195         234560
Kroger, Co.                    COM         501044101     1084   65165 SH       SOLE                  24760          40405
Laboratory Crp of Amer Hldgs   COM         50540R409     1821   46390 SH       SOLE                  43220           3170
Liberty Media Corp - A         COM         530718105   109666 10015141SH       SOLE                9125034         890107
Limited Inc                    COM         532716107     2285  114255 SH       SOLE                 105945           8310
Liz Claiborne                  COM         539320101    78478 2138943 SH       SOLE                1929672         209271
MBIA, Inc.                     COM         55262C100     1899   30293 SH       SOLE                   8895          21398
MBNA Corp.                     COM         55262L100    94096 3405557 SH       SOLE                3164867         240690
MGIC Investment                COM         552848103    78891 1228256 SH       SOLE                1141071          87185
Markel Corp.                   COM         570535104    70078  243410 SH       SOLE                 218930          24480
Marshall & Ilsley              COM         571834100     1855   49051 SH       SOLE                  12570          36481
Mattel Inc.                    COM         577081102      188   10200 SH       SOLE                  10200
McDonalds                      COM         580135101    81252 2843978 SH       SOLE                2624793         219185
Medtronic Inc.                 COM         585055106      743   15550 SH       SOLE                  15550
Merck & Co                     COM         589331107    60896 1378060 SH       SOLE                1237064         140996
Mercury General Corp.          COM         589400100     2793   55940 SH       SOLE                  51870           4070
Microsoft Corp                 COM         594918104    92151 3696390 SH       SOLE                3379515         316875
Mohawk Industries, Inc.        COM         608190104    80800  981181 SH       SOLE                 899416          81765
Morgan Stanley                 COM         617446448    52807  921593 SH       SOLE                 817058         104535
Natuzzi Spa-SP ADR             COM         63905A101      986   92165 SH       SOLE                  84800           7365
Nokia Corp. Spons ADR          COM         654902204    70804 3491316 SH       SOLE                3214758         276558
Odyssey Re Holdings Corp       COM         67612W108     6894  255345 SH       SOLE                 110670         144675
Office Depot                   COM         676220106     4876  259065 SH       SOLE                 120580         138485
Pfizer, Inc.                   COM         717081103   112890 3220829 SH       SOLE                2933533         287296
Proctor & Gamble               COM         742718109     1189   11340 SH       SOLE                  11340
Scripps Co. (E.W.) - Cl A      COM         811054204     2319   22940 SH       SOLE                  21540           1400
Southtrust Corp                COM         844730101     3031   91374 SH       SOLE                  61960          29414
Staples Inc.                   COM         855030102      256   10100 SH       SOLE                  10100
Taiwan Semiconductor ADR       COM         874039100    53031 5079560 SH       SOLE                4625900         453660
Target Corporation             COM         87612E106    49868 1107195 SH       SOLE                1049305          57890
Tiffany & Co.                  COM         886547108     1791   46930 SH       SOLE                  43540           3390
Valassis Communications, Inc.  COM         918866104     1354   44535 SH       SOLE                  40250           4285
Viacom Inc. - Cl B             COM         925524308    64096 1634690 SH       SOLE                1488737         145953
Walgreen Co                    COM         931422109    62582 1899310 SH       SOLE                1743040         156270
Washington Mutual Inc.         COM         939322103     1723   40350 SH       SOLE                  13430          26920
Waste Management, Inc.         COM         94106L109    89926 2979670 SH       SOLE                2721420         258250
Wells Fargo & Co               COM         949746101    79050 1394917 SH       SOLE                1271346         123571
White Mountains Insurance Grp  COM         G9618E107     6948   13246 SH       SOLE                   5921           7325
Wiley (John) & Sons - Cl A     COM         968223206     2451   81890 SH       SOLE                  76985           4905
Willis Group Holdings LTD      COM         G96655108    83584 2246895 SH       SOLE                2043970         202925
Yum! Brands Inc.               COM         988498101     1962   51655 SH       SOLE                  46485           5170